Material Related Party Transactions - Details of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Receivables	¥ 116	¥ 115
Accrued expenses	2,389	1,973
Prepayments of acquisition of long-term assets	495	1,302
Payables	435	363
Lease liabilities	24,758	24,773
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	10	14
Accrued expenses	57	27
Prepayments of acquisition of long-term assets	429	719
Payables	262	174
Lease liabilities	24,755	24,756
Long Term Payables	85	0
Associates [member]
Disclosure of transactions between related parties [line items]
Receivables	76	72
Accrued expenses	57	57
Prepayments of acquisition of long-term assets	66	495
Payables	14	14
Lease liabilities	3	17
Long term receivables due from related parties	357	151
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	30	28
Accrued expenses	1,505	1,277
Prepayments of acquisition of long-term assets	0	88
Payables	159	175
Other related companies [member]
Disclosure of transactions between related parties [line items]
Receivables	0	1
Accrued expenses	¥ 770	¥ 612